OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES

38.	OTHER COMMITMENTS AND CONTINGENCIES

Assets Pledged

(in thousands of $)	December 31, 2014	December 31, 2013
Book value of vessels secured against long-term loans	1,997,657	700,726

This includes the Golar Viking and the Golar Eskimo which are classified as "held-for-sale" as at December 31, 2014. (See note 21)

Other Contractual Commitments and contingencies

Insurance

We insure the legal liability risks for our shipping activities with Gard and Skuld. Both are mutual protection and indemnity associations.  As a member of a mutual association, we are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the association.  A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to lessors as a result of their investment in the vessels. In the event of any adverse tax changes or a successful challenge by the U.K. Revenue authorities with regard to the initial tax basis of the transactions, or in relation to the lease restructuring and subsequent terminations we have entered into in 2010 or in the event of an early termination of our remaining leases, we may be required to make additional payments to the U.K. vessel lessors or the U.K. revenue authorities which could adversely affect our earnings and financial position.  We would be required to return all or a portion of, or in certain circumstances significantly more than, the upfront cash benefits that we have received or accrued over time, together with fees that were incurred in respect of our lease financing transactions including the restructuring and subsequent termination transactions or post additional security or make additional payments to the U.K. vessel lessors.

Six U.K. tax leases we entered into during 2003 were structured so that a cash benefit was received up front (in total a gross amount before deduction of fees of approximately £41 million British pounds). Of these six leases we have since terminated five, with one lease remaining, being that of the Methane Princess lease. Pursuant to the deconsolidation of Golar Partners in 2012, Golar Partners is no longer considered a controlled entity but an affiliate and therefore the capital lease obligation relating to this remaining U.K. tax lease is not consolidated into our balance sheet as of December 31, 2014.

Under the indemnity provisions of the Omnibus Agreement or the respective share purchase agreements, we have agreed to indemnify Golar Partners in the event of any tax liabilities in excess of scheduled or final scheduled amounts arising from the Methane Princess leasing arrangement and the termination thereof.

In addition, to the extent Golar Partners incurs any liabilities as a consequence of a successful challenge by the U.K. Revenue Authorities with regard to the initial tax basis of the transactions relating to any of the U.K. tax leases or in relation to the lease restructuring and terminations in 2010, we have agreed to indemnify Golar Partners.

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.

NR Satu related claim
PT Golar Indonesia, a subsidiary of Golar Partners that is both the owner and operator of the NR Satu, has been notified of a claim that may be filed against it by PT Rekayasa, a subcontractor of the charterer, PT Nusantara Regas, claiming that Golar Partners and its subcontractor caused damage to the pipeline in connection with the FSRU conversion of the NR Satu and the related mooring. Whilst we believed that we had meritorious defences against these claims, to avoid being involved in a lengthy suit, we agreed to a compromise settlement. In December 2014, all the parties involved entered into a compromise settlement agreement. The settlement amount was $3 million of which $2.5 million was recovered from Golar Partners’ subcontractor who is also a party to the settlement.
In July 2012, as part of the disposal of the NR Satu, we had agreed to indemnify Golar Partners against any non-recoverable losses. Consequently, as at December 31, 2014, we recognized $0.5 million loss in our consolidated statement of operations to indemnify Golar Partners’ non-recoverable loss.

Golar Viking related claim
In January 2011, Qatar Gas Trading Company Limited ("Nakilat") chartered the Golar Viking from us for a period of 15 months. In April 2012, the time charter party agreement was terminated early. On February 15, 2013, Nakilat formally commenced arbitration proceedings against us claiming damages of $20.9 million for breach of contract, including that of early termination of the charter. In December 2013, we did not record any provision as we believed that we had strong arguments to defend ourselves against such claims. Proceedings commenced in 2014 with the arbitration hearing timed for December 2014 or January 2015. During the course of the arbitration proceedings, the exchange of disclosure, witness statements and expert reports were completed in December 2014.
Following this and our legal counsel’s advice, we entered into compromise settlement discussions with the other parties. The compromise settlement was agreed in January 2015 for an amount of $14.5 million. We maintain defence and indemnity insurance for these types of claims. A contribution of $0.6 million was made by our insurers in relation to the claim. Accordingly, as of December 31, 2014, we recorded a provision of $13.9 million related to the claim of which $3.5 million was recognized in prior years. The claim was settled subsequently in January 2015.

Douglas Channel LNG Assets Partnership claim

In May 2013, we provided a short-term loan of $12.0 million to Douglas Channel LNG Assets Partnership ("DCLAP") as part of the potential FLNG project in Douglas Channel, British Columbia. The General Partner of DCLAP is a company wholly owned by LNG Partner LLC ("LNGP"). The loan had a maturity date of September 30, 2013 and is secured by a general security agreement over the pipeline transportation capacity on the pipeline system that delivers natural gas to the area where the FLNG project is intended to operate.

In September 2013, LNGP filed for bankruptcy. We commenced legal proceedings against LNGP seeking to have a receiver appointed over the secured assets. As court proceedings progressed during 2014, the parties negotiated a reorganization plan where we we are no longer a participant in the project but became a creditor. The reorganization plan comprised of a new consortium of parties involved in the project has been finalized and approved by the Supreme Court of British Columbia. We retain security of the assets until the project reaches final investment decision. Of the $12.0 million short-term loan, $3.9 million has been repaid to date. We continue to believe that we have strong arguments regarding our claim and the outstanding loan is recoverable, accordingly, as of December 31, 2014, we have not recorded any provision against the outstanding loan receivable.

Other

In December 2005, we signed a shareholders' agreement in connection with the setting up of a jointly owned company to be named Egyptian Company for Gas Services S.A.E ("ECGS"), which was to be established to develop hydrocarbon business and in particular LNG related business in Egypt.  As at December 31, 2014, we had a commitment to pay $1.0 million to a third party, contingent upon the conclusion of a material commercial business transaction by ECGS as consideration for work performed in connection with the setting up and incorporation of ECGS.